SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 86,034	$ 82,857	$ 87,919	$ 58,827	$ 81,215	$ 55,685	$ 24,905	$ 63,064	$ 315,637	$ 224,869	$ 249,137
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment (gains) losses	(1,077)	(30,585)	(14,437)	13,877	(21,493)	(9,138)	68,982	(12,958)	(32,222)	25,393	57,804
Depreciation expense									9,171	9,626	8,040
Deferred income taxes									85,893	82,516	79,817
Accrued income taxes									(5,201)	69,865	(43,015)
Other, net									97,382	(7,974)	134,492
Net cash provided by operating activities									620,613	710,254	1,175,616
Cash flows from investing activities
Sale of investments, available-for-sale									2,955,665	3,426,040	1,684,820
Change in other long-term investments									75,452	(74,555)	(39,994)
Change in short-term investments, net									126,225	701,589	119,707
Net cash used in investing activities									(791,436)	(597,927)	(375,329)
Cash flows from financing activities
Principal payments on line of credit arrangements and debt									(26,852)	(275,000)	(122,000)
Issuance of common stock											132,575
Repurchase of common stock									(82,671)
Dividends to shareowners									(52,503)	(46,250)	(37,339)
Other financing activities, net									(24,051)	20,606	(16,652)
Net cash provided by (used in) financing activities									173,696	(53,227)	(744,320)
Change in cash									2,873	59,100	55,967
Cash at beginning of period				264,425				205,325	264,425	205,325	149,358
Cash at end of period	267,298				264,425				267,298	264,425	205,325
PROTECTIVE LIFE CORPORATION
Cash flows from operating activities
Net income									315,637	224,869	249,137
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment (gains) losses									248	(6,400)	1,114
Equity in undistributed (net income) loss of subsidiaries									(95,357)	(228,733)	(258,491)
Depreciation expense									330	399	434
Receivables from subsidiaries									(3,514)	17,992	(5,520)
Income tax receivable									8,510	(8,510)	1,573
Deferred tax asset									(10,478)
Deferred income taxes									(9,667)	10,729	(6,978)
Accrued income taxes									10,836	(1,664)	639
Accrued expenses and other liabilities									29,531	515	36,743
Other, net									10,703	7,643	(3,244)
Net cash provided by operating activities									256,779	16,840	15,407
Cash flows from investing activities
Sale of investments, available-for-sale										214	(175)
Purchase of and/or additional investments in subsidiaries									(25,661)	(12,979)	(174,496)
Redemption (purchase) of non-recourse funding obligations										180,000	(850,000)
Change in other long-term investments											10,593
Change in short-term investments, net										7,750	(4,789)
Net cash used in investing activities									(25,661)	174,985	(1,018,867)
Cash flows from financing activities
Borrowings									45,000	132,000	1,052,000
Principal payments on line of credit arrangements and debt									(26,852)	(275,000)	(122,000)
Issuance of common stock											132,575
Repurchase of common stock									(82,671)
Payments to affiliates									(52,424)	(887)	(6,428)
Dividends to shareowners									(52,503)	(46,250)	(37,339)
Other financing activities, net											(18,380)
Net cash provided by (used in) financing activities									(169,450)	(190,137)	1,000,428
Change in cash									61,668	1,688	(3,032)
Cash at beginning of period				1,693				5	1,693	5	3,037
Cash at end of period	$ 63,361				$ 1,693				$ 63,361	$ 1,693	$ 5